Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.96	49.96
Interest rate swap contract [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional | ₱	₱ 525		₱ 724
Transactions Not Designated As Hedges [Member] | Interest rate swap contract [Member] | DMPI [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses) | ₱	90		50
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses) | ₱	237		514
Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-Market Gains (Losses) | ₱	₱ 327		465
Termination date march six two thousand seventeen [Member] | Three hundred notes two thousand seventeen [Member] | Two thousand one and two thousand two [member] | Transactions Not Designated As Hedges [Member] | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 262
Trade Date	2001 and 2002	2001 and 2002
Underlying Transaction	300 Notes 2017	300 Notes 2017
Termination Date	March 6, 2017	March 6, 2017
Weighted Average Hedge Cost	3.42%	3.42%
Notional					$ 202
Net Mark-to-Market Gains (Losses) | ₱			1
Termination date march six two thousand seventeen [Member] | Three hundred notes two thousand seventeen [Member] | Weighted average [Member] | Two thousand one and two thousand two [member] | Transactions Not Designated As Hedges [Member] | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.85	49.85
Termination date various dates in two thousand sixteen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Fifteen And Two Thousand Sixteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 158
Trade Date	Various dates in 2015 and 2016	Various dates in 2015 and 2016
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2016	Various dates in 2016
Termination date various dates in two thousand sixteen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Fifteen And Two Thousand Sixteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 107
Trade Date	Various dates in 2015 and 2016	Various dates in 2015 and 2016
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2016	Various dates in 2016
Termination date various dates in two thousand sixteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various Dates In Two Thousand Fifteen And Two Thousand Sixteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.50	48.50
Termination date various dates in two thousand sixteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various Dates In Two Thousand Fifteen And Two Thousand Sixteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.96	46.96
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 34
Trade Date	Various dates in 2017	Various dates in 2017
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2017	Various dates in 2017
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 91
Trade Date	Various dates in 2016 and 2017	Various dates in 2016 and 2017
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2017	Various dates in 2017
Notional					48
Net Mark-to-Market Gains (Losses) | ₱			50
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.18	50.18
Termination date various dates in two thousand seventeen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.54	49.54
Termination date various dates in two thousand seventeen [Member] | Condition Six [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 59
Trade Date	Various dates in 2016 and 2017	Various dates in 2016 and 2017
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2017	Various dates in 2017
Notional					11
Net Mark-to-Market Gains (Losses) | ₱			4
Termination date various dates in two thousand seventeen [Member] | Condition Six [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.60	49.60
Termination date various dates in two thousand seventeen [Member] | Condition Six [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.60	49.60
Termination date various dates in two thousand seventeen [Member] | Condition Four [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.30	50.30
Termination date various dates in two thousand seventeen [Member] | Condition Four [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.30	50.30
Termination date various dates in two thousand seventeen [Member] | Condition Five [member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.24	51.24
Termination date january two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 27
Trade Date	Various dates in 2017	Various dates in 2017
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	January 2018	January 2018
Notional				$ 27
Net Mark-to-Market Gains (Losses) | ₱	₱ (15)
Termination date january two thousand eighteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.57	50.57
Termination date february two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various dates in November and December two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 29
Trade Date	Various dates in November and December 2017	Various dates in November and December 2017
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	February 2018	February 2018
Notional				29
Net Mark-to-Market Gains (Losses) | ₱	₱ (24)
Termination date february two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 2
Trade Date	Various dates in 2018	Various dates in 2018
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	February 2018	February 2018
Termination date february two thousand eighteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in November and December two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.95	50.95
Termination date february two thousand eighteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.84	49.84
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 46
Trade Date	Various dates in 2017	Various dates in 2017
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2018	Various dates in 2018
Notional				46
Net Mark-to-Market Gains (Losses) | ₱	₱ (49)
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Various dates in January two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 4
Trade Date	Various dates in January 2018	Various dates in January 2018
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2018	Various dates in 2018
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.22	51.22
Termination date various dates in two thousand eighteen [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in January two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.68	50.68
Termination date various dates in two thousand eighteen [Member] | Condition Nine [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.70	50.70
Termination date various dates in two thousand eighteen [Member] | Condition Seven [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.67	51.67
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition Three [Member] | US Dollar Liabilities [Member] | August ten two thousand sixteen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 5
Trade Date	August 10, 2016	August 10, 2016
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	November 14, 2016	November 14, 2016
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition Three [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | August ten two thousand sixteen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.82	46.82
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition Three [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | August ten two thousand sixteen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.82	46.82
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition one [member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.90	46.90
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition one [member] | US Dollar Liabilities [Member] | Weighted average [Member] | August ten two thousand sixteen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.90	46.90
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition two [member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	47.98	47.98
Termination date various dates in two thousand eighteen one [Member] | Condition Nine [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 3
Trade Date	Various dates in 2017	Various dates in 2017
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	Various dates in 2018	Various dates in 2018
Notional				3
Net Mark-to-Market Gains (Losses) | ₱	₱ (2)
Termination date various dates in two thousand eighteen one [Member] | Condition Nine [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.70	50.70
Termination date various dates in two thousand eighteen one [Member] | Condition Seven [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.67	51.67
Termination date various dates in two thousand eighteen one [Member] | Condition Eight [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.53	52.53
Termination date march thirty one two thousand seventeen [Member] | Fifty Nine Loan Facility [Member] | October seven two thousand eight [Member] | Transactions Not Designated As Hedges [Member] | Interest rate swap contract [Member] | DMPI [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 54
Trade Date	October 7, 2008	October 7, 2008
Underlying Transaction	59 loan facility	59 loan facility
Termination Date	March 31, 2017	March 31, 2017
Weighted Average Hedge Cost	3.88%	3.88%
Notional					3
Net Mark-to-Market Gains (Losses) | ₱			(2)
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Twelve [Member] | US Dollar Liabilities [Member] | January Nineteen Two Thousand Eighteen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 1
Trade Date	January 19, 2018	January 19, 2018
Underlying Transaction	U.S. dollar liabilities	U.S. dollar liabilities
Termination Date	July 19, 2018	July 19, 2018
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Twelve [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | January Nineteen Two Thousand Eighteen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.45	50.45
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Twelve [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | January Nineteen Two Thousand Eighteen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.45	50.45
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Ten [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.30	51.30
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Ten [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | January Nineteen Two Thousand Eighteen [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.30	51.30
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Eleven [Member] | US Dollar Liabilities [Member] | Weighted average [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.30	52.30
Termination date june thirty two thousand seventeen [Member] | Fifty One Loan Facility [Member] | October seven two thousand eight [Member] | Transactions Not Designated As Hedges [Member] | Interest rate swap contract [Member] | DMPI [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 47
Trade Date	October 7, 2008	October 7, 2008
Underlying Transaction	51 loan facility	51 loan facility
Termination Date	June 30, 2017	June 30, 2017
Weighted Average Hedge Cost	3.97%	3.97%
Notional					3
Net Mark-to-Market Gains (Losses) | ₱			(3)
Termination Date January Sixteen Two Thousand Eighteen [Member] | Three Hundred Term Loan [Member] | Various Dates In Two Thousand Thirteen And Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 240
Trade Date	Various dates in 2013 and 2015	Various dates in 2013 and 2015
Underlying Transaction	300 term loan	300 term loan
Termination Date	January 16, 2018	January 16, 2018
Weighted Average Hedge Cost	2.17%	2.17%
Notional				33	100
Net Mark-to-Market Gains (Losses) | ₱	₱ 2		9
Termination Date January Sixteen Two Thousand Eighteen [Member] | Three Hundred Term Loan [Member] | October Two Thousand Fifteen to June Two Thousand Sixteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 140
Trade Date	October 2015 to June 2016	October 2015 to June 2016
Underlying Transaction	300 term loan	300 term loan
Termination Date	January 16, 2018	January 16, 2018
Weighted Average Hedge Cost	2.20%	2.20%
Notional				31	94
Net Mark-to-Market Gains (Losses) | ₱	₱ 88		230
Termination Date January Sixteen Two Thousand Eighteen [Member] | Three Hundred Term Loan [Member] | Weighted average [Member] | October Two Thousand Fifteen to June Two Thousand Sixteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.67	46.67
Termination Date August Eleven Two Thousand Twenty [Member] | One Hundred P N B [Member] | August Two Thousands Fourteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 100
Trade Date	August 2014	August 2014
Underlying Transaction	100 PNB	100 PNB
Termination Date	August 11, 2020	August 11, 2020
Weighted Average Hedge Cost	3.46%	3.46%
Notional				97	98
Net Mark-to-Market Gains (Losses) | ₱	₱ 5		(50)
Termination Date August Eleven Two Thousand Twenty [Member] | One Hundred P N B [Member] | January Two Thousand Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 4
Trade Date	January 2017	January 2017
Underlying Transaction	100 PNB	100 PNB
Termination Date	August 11, 2020	August 11, 2020
Weighted Average Hedge Cost	1.01%	1.01%
Notional				3
Net Mark-to-Market Gains (Losses) | ₱	₱ 2
Termination Date August Eleven Two Thousand Twenty [Member] | One Hundred P N B [Member] | Weighted average [Member] | January Two Thousand Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.79	49.79
Termination Date September Two Two Thousand Twenty [Member] | Fifty Metro Bank [Member] | September Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 50
Trade Date	September 2014	September 2014
Underlying Transaction	50 Metrobank	50 Metrobank
Termination Date	September 2, 2020	September 2, 2020
Weighted Average Hedge Cost	3.47%	3.47%
Notional				49	49
Net Mark-to-Market Gains (Losses) | ₱			(29)
Termination Date February Twenty Five Two Thousand Twenty Two [Member] | Two Hundred Term Loan [Member] | April And June Two Thousands Fifteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 150
Trade Date	April and June 2015	April and June 2015
Underlying Transaction	200 term loan	200 term loan
Termination Date	February 25, 2022	February 25, 2022
Weighted Average Hedge Cost	2.70%	2.70%
Notional				150	150
Net Mark-to-Market Gains (Losses) | ₱	₱ 26		(34)
Termination Date March Seven Two Thousand Seventeen [Member] | One Hundred Fifty Term Loan [Member] | January Twenty Three Two Thousand [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 30
Trade Date	January 23, 2015	January 23, 2015
Underlying Transaction	150 term loan	150 term loan
Termination Date	March 7, 2017	March 7, 2017
Weighted Average Hedge Cost	2.11%	2.11%
Notional					8
Termination Date August Twenty Six Two Thousand Nineteen [Member] | Two Hundred Bank Of Tokyo [Member] | April And June Two Thousands Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 6
Trade Date	April and June 2017	April and June 2017
Underlying Transaction	200 Bank of Tokyo	200 Bank of Tokyo
Termination Date	August 26, 2019	August 26, 2019
Weighted Average Hedge Cost	1.63%	1.63%
Notional				6
Termination Date August Twenty Six Two Thousand Nineteen [Member] | Two Hundred Bank Of Tokyo [Member] | January Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 2
Trade Date	January 2018	January 2018
Underlying Transaction	200 Bank of Tokyo	200 Bank of Tokyo
Termination Date	August 26, 2019	August 26, 2019
Weighted Average Hedge Cost	1.59%	1.59%
Termination Date August Twenty Six Two Thousand Nineteen [Member] | Two Hundred Bank Of Tokyo [Member] | Weighted average [Member] | April And June Two Thousands Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.51	49.51
Termination Date August Twenty Six Two Thousand Nineteen [Member] | Two Hundred Bank Of Tokyo [Member] | Weighted average [Member] | January Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.86	49.86
Termination Date August Sixteen Two Thousand Sixteen [Member] | Fifty FEC [Member] | May Nine Two Thousand Thirteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 38
Trade Date	May 9, 2013	May 9, 2013
Underlying Transaction	50 FEC	50 FEC
Termination Date	August 19, 2016	August 19, 2016
Weighted Average Hedge Cost	1.43%	1.43%
Termination Date February Twenty Six Two Thousand And Twenty [Member] | Two Hundred Bank Of Tokyo [Member] | February Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 6
Trade Date	February 2018	February 2018
Underlying Transaction	200 Bank of Tokyo	200 Bank of Tokyo
Termination Date	February 26, 2020	February 26, 2020
Weighted Average Hedge Cost	1.82%	1.82%
Termination Date February Twenty Six Two Thousand And Twenty [Member] | Two Hundred Bank Of Tokyo [Member] | Weighted average [Member] | February Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.27	51.27
Termination Date May Thirty Two Thousand Seventeen [Member] | Fifty Bank Of Tokyo [Member] | May Sixteen Two Thousand Thirteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 44
Trade Date	May 16, 2013	May 16, 2013
Underlying Transaction	50 Bank of Tokyo	50 Bank of Tokyo
Termination Date	May 30, 2017	May 30, 2017
Weighted Average Hedge Cost	1.77%	1.77%
Notional					6
Net Mark-to-Market Gains (Losses) | ₱			1
Termination Date June Twenty Two Thousand Eighteen [Member] | One Hundred Twenty Term Loan [Member] | Various Dates In Two Thousand Thirteen And Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 110
Trade Date	Various dates in 2013 and 2014	Various dates in 2013 and 2014
Underlying Transaction	120 term loan	120 term loan
Termination Date	June 20, 2018	June 20, 2018
Weighted Average Hedge Cost	2.22%	2.22%
Notional				15	45
Net Mark-to-Market Gains (Losses) | ₱	₱ 3		9
Termination Date March Seven Two Thousand Nineteen [Member] | Hundred Bank Of Tokyo [Member] | Various Dates Two Thousand Fourteen And Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 85
Trade Date	Various dates in 2014 and 2015	Various dates in 2014 and 2015
Underlying Transaction	100 Bank of Tokyo	100 Bank of Tokyo
Termination Date	March 7, 2019	March 7, 2019
Weighted Average Hedge Cost	2.23%	2.23%
Notional				29	49
Net Mark-to-Market Gains (Losses) | ₱	₱ 8		6
Termination Date May Fourteen Two Thousand Nineteen [Member] | Fifty Mizuho [Member] | October Second Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 50
Trade Date	October 2, 2014	October 2, 2014
Underlying Transaction	50 Mizuho	50 Mizuho
Termination Date	May 14, 2019	May 14, 2019
Weighted Average Hedge Cost	2.58%	2.58%
Notional				17	28
Net Mark-to-Market Gains (Losses) | ₱	₱ 4
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various dates in two thousand fifteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 200
Trade Date	Various dates in 2015	Various dates in 2015
Underlying Transaction	200 Mizuho	200 Mizuho
Termination Date	March 4, 2020	March 4, 2020
Weighted Average Hedge Cost	2.10%	2.10%
Notional				111	156
Net Mark-to-Market Gains (Losses) | ₱	₱ 51		39
Termination Date March Four Two Thousand Twenty [Member] | Two Fifteen Mizuho Hundred Term Loan [Member] | Various dates in two thousand eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 10
Trade Date	Various dates in 2018	Various dates in 2018
Underlying Transaction	2015 Mizuho US$200 term loan	2015 Mizuho US$200 term loan
Termination Date	March 4, 2020	March 4, 2020
Weighted Average Hedge Cost	1.96%	1.96%
Termination Date March Four Two Thousand Twenty [Member] | Two Fifteen Mizuho Hundred Term Loan [Member] | Weighted average [Member] | Various dates in two thousand eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.77	51.77
Termination Date June Six Two Thousand Sixteen [Member] | Sixty Bank of Tokyo [Member] | May Eight Two Thousand Thirteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 45
Trade Date	May 8, 2013	May 8, 2013
Underlying Transaction	60 Bank of Tokyo	60 Bank of Tokyo
Termination Date	June 6, 2016	June 6, 2016
Weighted Average Hedge Cost	1.53%	1.53%
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | February Two Thousand Sixteen [Member] | Transactions Designated As Hedges | Interest rate swap contract [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 30
Trade Date	February 2016	February 2016
Underlying Transaction	100 Mizuho	100 Mizuho
Termination Date	December 7, 2021	December 7, 2021
Weighted Average Hedge Cost	2.03%	2.03%
Notional				24	30
Net Mark-to-Market Gains (Losses) | ₱	₱ 23		22
Termination Date December Seven Two Thousand Eighteen [Member] | Hundred Mizuho [Member] | Various dates in two thousand sixteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 45
Trade Date	Various dates in 2016	Various dates in 2016
Underlying Transaction	100 Mizuho	100 Mizuho
Termination Date	December 7, 2018	December 7, 2018
Weighted Average Hedge Cost	1.93%	1.93%
Notional				18	36
Net Mark-to-Market Gains (Losses) | ₱	₱ 58		107
Termination Date December Seven Two Thousand Eighteen [Member] | Hundred Mizuho [Member] | Weighted average [Member] | Various dates in two thousand sixteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.55	46.55
Termination Date May Thirty One Two Thousand Eighteen [Member] | Eighty C B C [Member] | Various dates in two thousand seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 11
Trade Date	Various dates in 2017	Various dates in 2017
Underlying Transaction	80 CBC	80 CBC
Termination Date	May 31, 2018	May 31, 2018
Weighted Average Hedge Cost	1.28%	1.28%
Notional				4
Net Mark-to-Market Gains (Losses) | ₱	₱ 1
Termination Date May Thirty One Two Thousand Eighteen [Member] | Eighty C B C [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.66	49.66
Termination Date December Seven Two Thousand Twenty [Member] | Two Fifteen Mizuho Hundred Term Loan [Member] | Various dates in two thousand seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 8
Trade Date	Various dates in 2017	Various dates in 2017
Underlying Transaction	2015 Mizuho US$100 term loan	2015 Mizuho US$100 term loan
Termination Date	December 7, 2020	December 7, 2020
Weighted Average Hedge Cost	1.60%	1.60%
Notional				8
Net Mark-to-Market Gains (Losses) | ₱	₱ (2)
Termination Date December Seven Two Thousand Twenty [Member] | Two Fifteen Mizuho Hundred Term Loan [Member] | Various dates in two thousand eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 4
Trade Date	Various dates in 2018	Various dates in 2018
Underlying Transaction	2015 Mizuho US$100 term loan	2015 Mizuho US$100 term loan
Termination Date	December 7, 2020	December 7, 2020
Weighted Average Hedge Cost	1.62%	1.62%
Termination Date December Seven Two Thousand Twenty [Member] | Two Fifteen Mizuho Hundred Term Loan [Member] | Weighted average [Member] | Various dates in two thousand seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.60	50.60
Termination Date December Seven Two Thousand Twenty [Member] | Two Fifteen Mizuho Hundred Term Loan [Member] | Weighted average [Member] | Various dates in two thousand eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.89	51.89
Termination Date March Five Two Thousand Eighteen [Member] | Two Hundred Mizuho [Member] | Various dates in two thousand fifteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount		$ 100
Trade Date	Various dates in 2015	Various dates in 2015
Underlying Transaction	200 Mizuho	200 Mizuho
Termination Date	March 5, 2018	March 5, 2018
Weighted Average Hedge Cost	2.21%	2.21%
Notional				$ 20	$ 60
Net Mark-to-Market Gains (Losses) | ₱	₱ 58		₱ 155
Termination Date March Five Two Thousand Eighteen [Member] | Two Hundred Mizuho [Member] | Weighted average [Member] | Various dates in two thousand fifteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.66	46.66